December 20, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:    Office of Financial Management, Fee Unit

Re:
Building Materials Corporation of America
Tender Offer Statement on Schedule TO under Section 14(d)(1)
of the Securities Exchange Act of 1934

Ladies and Gentlemen:

        On behalf of Building Materials Corporation of America, a Delaware Corporation (the "Company") and pursuant to (i) Rule 14d-3 promulgated under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and (ii) Regulation S-T promulgated by the Securities and Exchange Commission (the "Commission"), we transmit herewith for filing with the Commission via EDGAR, the Schedule TO of the Company, together with all the exhibits thereto (the "Schedule TO") relating to the offer by the Company to purchase for cash all outstanding shares of Common Stock, par value $1.00 per share, of ElkCorp, a Delaware corporation ("ElkCorp").

        The amount of $94,205.46, as calculated pursuant to Rule 0-11(d) promulgated under the Exchange Act, has been transmitted by wire transfer to the Commission's lockbox depository at Mellon Bank as payment of the applicable filing fee.

        By copy of this letter, an executed copy of the Schedule TO transmitted herewith is being hand delivered to the Company and to the New York Stock Exchange. Should members of the Commission's staff have any questions or comments concerning this matter, please call the undersigned, Steven A. Seidman or Maurice M. Lefkort at (212) 728-8000.

Very truly yours,
/s/ DAVID M. MRAZIK, ESQ. David M. Mrazik, Esq.

Enclosures

cc:
ElkCorp
New York Stock Exchange